Borrowings and financing (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Non-current assets	R$ 1
Borrowings and financing, current liabilities	972	R$ 1,001
Borrowings and financing, non-current liabilities	4,302	4,862
Debentures And Promissory Note [Member]
IfrsStatementLineItems [Line Items]
Borrowings and financing	3,350	2,679
Borrowings And Financing [Member]
IfrsStatementLineItems [Line Items]
Borrowings and financing	5,273	5,863
Borrowings And Financing [Member] | Local Currency [Member]
IfrsStatementLineItems [Line Items]
Borrowings and financing	1,753	2,723
Borrowings And Financing [Member] | Foreign Currency [Member]
IfrsStatementLineItems [Line Items]
Borrowings and financing	R$ 170	461
Debentures Certificate Of Agribusiness Receivables And Promissory Notes [Member] | Debentures And Promissory Note [Member]
IfrsStatementLineItems [Line Items]
Weighted average rate	CDI + 1.60% per year
Borrowings and financing	R$ 3,350	2,679
Working Capital 1 [Member] | Borrowings And Financing [Member] | Local Currency [Member]
IfrsStatementLineItems [Line Items]
Weighted average rate	CDI + 1.84% per year
Borrowings and financing	R$ 1,753	2,721
Working Capital 1 [Member] | Borrowings And Financing [Member] | Foreign Currency [Member]
IfrsStatementLineItems [Line Items]
Weighted average rate	USD + 1.87% per year
Borrowings and financing	R$ 142	403
Working Capital 2 [Member] | Borrowings And Financing [Member] | Local Currency [Member]
IfrsStatementLineItems [Line Items]
Weighted average rate	TR + 9.80 % per year
Borrowings and financing	R$ 7	9
Swap Contracts [Member] | Borrowings And Financing [Member] | Local Currency [Member]
IfrsStatementLineItems [Line Items]
Weighted average rate	CDI – 0.11% per year
Borrowings and financing	R$ (1)
Swap Contracts [Member] | Borrowings And Financing [Member] | Foreign Currency [Member]
IfrsStatementLineItems [Line Items]
Weighted average rate	CDI + 1.20% per year
Borrowings and financing	R$ 28	58
Unamortized Borrowing Costs [Member] | Borrowings And Financing [Member] | Local Currency [Member]
IfrsStatementLineItems [Line Items]
Borrowings and financing	R$ (6)	R$ (7)